COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments for non-cancelable operating leases	Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 are as follows:
$
2014	2,986
2015	828
2016	5
2017	5
2018	5
Thereafter	75
3,904